Balances and Transactions with Related Parties - Summary of Compensation Paid to Members of the Board of Directors (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	$ 3,195,949	$ 2,646,783	$ 2,360,041
Restricted Stock Unit [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Remuneration expenses		27,395
Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	652,260	626,046	532,472
Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	127,593	125,064	104,612
HermanChadwickPineraMember | Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	260,904	250,419	216,204
Fernan Gazmuri Plaza [Member] | Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	130,452	125,209	105,796
Fernan Gazmuri Plaza [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	42,531	41,688	34,466
Pedro Pablo Cabrera Gaete [Member] | Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	130,452	125,209	108,102
Pedro Pablo Cabrera Gaete [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	42,531	41,688	36,028
Juan Gerardo Jofre Miranda [Member] | Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board			25,910
Juan Gerardo Jofre Miranda [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board			8,637
Luis Gonzalo Palacios Vasquez [Member] | Enel Chile Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	130,452	125,209	76,460
Luis Gonzalo Palacios Vasquez [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Enel Chile Board	$ 42,531	$ 41,688	$ 25,481